SUPPLEMENT DATED FEBRUARY 8, 2005
TO THE PROSPECTUS and
THE STATEMENT of ADDITIONAL INFORMATION of
THE INTEGRITY FUNDS

Dated April 30, 2004

TO THE PROSPECTUS

I.      Under the section entitled “Minimum Investments and Share Price” on page 61,please note that the minimum initial investment for the Monthomatic Investment Plan has been lowered to $50.

TO THE STATEMENT OF ADDITIONAL INFORMATION

I.      With respect to the Monthomatic Investment Plan, please note that the minimum initial investment has been lowered to $50.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE